Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ (15,022)	$ (1,507)	$ (6,552)	$ (12,678)	$ (6,560)
Other comprehensive income, net of tax:
Unrealized gains on marketable securities arising during the period	(131)	7	16	0
Tax effect			0	0
Unrealized gains (losses) on marketable securities arising during the period, net of tax	(131)	7	16	0
Reclassification adjustment for realized losses		(3)	(1)	0
Tax effect			0	0
Reclassification adjustment for realized losses, net of tax		(3)	(1)	0
Other Comprehensive Income (Loss), net of tax	(131)	4	15	0
Total Comprehensive Income (Loss)	$ (15,153)	$ (1,503)	$ (6,537)	$ (12,678)	$ (6,560)